Trade And Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 1,191,195	$ 1,038,430
Contract assets	1,343,365	1,039,973
Less – allowance for credit loss (3)	14,998	10,557
Trade and unbilled receivables and contract assets, net	2,519,562	2,067,846
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	899,442	710,708
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 62,915	$ 78,115